S000006705 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000® Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	3.65%	2.50%	9.97%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.92%	0.90%	8.28%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.42%	1.86%	7.90%
Retail Class
Prospectus [Line Items]
Average Annual Return, Percent	3.38%	2.24%	9.70%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	3.75%	2.62%	10.10%